Significant Accounting Policies - Detailed Information about Property, Plant and Equipment Useful Life (Detail)	12 Months Ended
Dec. 31, 2021
Corporate assets [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	two to seven years, straight line
Vehicles [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	three to five years, straight line
Production and related equipment [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	units of production over proven and probable reserves
General infrastructure [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	units of production over proven and probable reserves
Earthmoving equipment [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	straight line over shorter of life of mine or life of the asset
Mineral properties [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	units of production over proven and probable reserves
Assets under construction [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	not depreciated until ready for use